INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Schedule of major components of the income tax expense	The major components of the income tax (recovery) expense are:

Years ended December 31,	2022	2021
Current income tax:
Current taxes	$8,079	$13,572
Current taxes referring to previous periods	(819)	(1,916)
Withholding taxes and other	120	(37)
	$7,380	$11,619
Deferred income tax:
Origination and reversal of temporary differences	$(71,195)	$224,411
Impact of changes in tax rates	(17,330)	1,955
Benefits arising from a previously unrecognized tax loss that reduced:
Deferred tax expense arising from the write-down, or reversal of a previous write-down, of a deferred tax asset	16,771	3,277
Other	709	(695)
	$(71,045)	$228,948
Income tax (recovery) expense	$(63,665)	$240,567

Schedule of effective income tax rate reported in the combined statements of income reconciled to the Canadian statutory rate	The effective income tax rate reported in the combined statements of net income varies from the Canadian statutory rate for the following reasons:

Years ended December 31,	2022	2021
Income before income taxes	$92,157	$1,550,839
Expected income taxes at the Canadian statutory tax rate of 26.5% (2021 - 26.5%)	$24,422	$410,972
Income distributed and taxable to unitholders	(92,252)	(150,899)
Net foreign rate differentials	9,145	(22,772)
Net change in provisions for uncertain tax positions	719	(458)
Net permanent differences	(6,151)	176
Net effect of change in tax rates	(17,330)	628
Non-recognition of deferred tax assets	16,770	3,277
Withholding taxes and other	1,012	(357)
Income tax (recovery) expense	$(63,665)	$240,567

Schedule of temporary differences in deferred tax assets and liabilities	Deferred tax assets and liabilities consist of temporary differences related to the following:

As at December 31,	2022	2021
Deferred tax assets:
Eligible capital expenditures	$—	$1,964
Other	629	2,488
Deferred tax assets	$629	$4,452
Deferred tax liabilities:
Investment properties	$562,578	$609,418
Other	(5,187)	(4,751)
Deferred tax liabilities	$557,391	$604,667

Schedule of changes in the net deferred tax liabilities	Changes in the net deferred tax liabilities consist of the following:

Years ended December 31,	2022	2021
Balance, beginning of year	$600,215	$388,111
Deferred tax (recovery) expense recognized in net income	(71,045)	228,948
Foreign currency translation of deferred tax balances	27,592	(16,844)
Net deferred tax liabilities, end of year	$556,762	$600,215

Schedule of reconciliation of the beginning and ending amounts of unrecognized tax benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

As at December 31,	2022	2021
Unrecognized tax benefits balance, beginning of year	$10,470	$11,568
Decreases for tax positions of prior years	(1,692)	(2,085)
Increases for tax positions of current year	1,452	1,859
Foreign currency impact	49	(872)
Unrecognized tax benefits balance, end of year	$10,279	$10,470

Schedule of tax years subject to examination
As at December 31, 2022, the following tax years remained subject to examination:

Major Jurisdictions
Canada	2018 through 2022
United States	2018 through 2022
Austria	2017 through 2022
Germany	2016 through 2022
Netherlands	2017 through 2022